Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Invesco Quality Municipal Income Trust

1555 Peachtree Street, N.E.

Atlanta, GA 30309

under the

Investment Company Act of 1940

Investment Company Act File No. 811-06591

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act").

(1)Title of the class of securities of Invesco Quality Municipal Income Trust (the "Fund") to be redeemed:

Variable Rate Muni Term Preferred Shares, Series 2015/12-IQI, Liquidation Preference $100,000.00 per share (CUSIP # 46133G 701).

(2)Date on which the securities are expected to be called or redeemed: Variable Rate Muni Term Preferred Shares

Series	Date
Series 2015/12-IQI	On or about October 19, 2020

This redemption may be effected on a subsequent date, due to market conditions or otherwise as determined by the Board of Trustees of the Fund.

This redemption will be contingent upon the Fund's successful issuance of new Preferred Shares in an amount sufficient to fully redeem the existing Series 2015/12-IQI Variable Rate Muni Term Preferred Shares. The Fund reserves the right to postpone or cancel the redemption in its sole discretion.

(3)Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Variable Rate Muni Term Preferred Shares are to be redeemed pursuant to Section 10(a)(i) of the Statement of Preferences of Variable Rate Muni Term Preferred Shares of the Fund, as amended.

(4)The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

The Fund intends to redeem the outstanding Variable Rate Muni Term

Preferred Shares, as set forth below:

Variable Rate Muni Term Preferred Shares

Series	Number of Shares
Series 2015/12-IQI	2,339

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SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 28th day of September, 2020.

INVESCO QUALITY MUNICIPAL

INCOME TRUST

By: /s/ Amanda Roberts

Name: Amanda Roberts

Title: Assistant Secretary